Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%
Effect of different tax jurisdiction		(23.40%)	(24.30%)
Non-deductible items	[1]	(0.50%)	(1.40%)
Effective tax rate		1.10%	(0.70%)

[1]	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.